Financial risk management - Summary of Capital Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Share capital and other contributed capital	$ 3,646,196	$ 3,636,355
Current liabilities to credit institutions	2,512,394	2,026,665
Other non-current interest-bearing liabilities - related parties	1,410,258	1,413,257
Non-current liabilities to credit institutions	927,235	0
Interest-bearing current liabilities - related parties	100,662	73,814
Total capital	$ 8,596,745	$ 7,150,091